UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: February 28, 2013

Date of reporting period: August 31, 2012

Item 1. Reports to Stockholders.

The American Trust
Allegiance Fund

One Court Street
Lebanon, New Hampshire 03766

Semi-Annual Report

For The Six Months Ended

August 31, 2012

American Trust Allegiance Fund

October, 2012

Dear Fellow Shareholders,

We appreciate this opportunity to provide you with the American Trust Allegiance Fund Semi-Annual Report for the 6 months ending August 31, 2012.

We noted in our last shareholder letter six months ago that the Allegiance Fund celebrated its 15-year anniversary with strong performance – noting that, “If you had invested $10,000 in the Allegiance Fund at its inception (March 11, 1997), on February 29, 2012 it would have been worth $23,539.45.  If invested in the benchmark S&P 500® Index, it would have been worth $21,980.33, and if invested in our Morningstar peer group (large cap growth mutual funds), it would have been worth $19,554.56.”  Though performance has been strong since the inception of the Fund, we have gone through many periods where we have lagged the benchmarks and the last six months has been one of those.  For the six months ending August 31, 2012, the Fund was down 1.53% while the S&P 500® Index was up 4.14% and our Morningstar large cap growth peer group was up 1.23%.  We should note that all performance data is after fees, meaning that the data reflects what you, the shareholder, actually receive.

For the period ending August 31, 2012:  Trailing 12 months, the Fund was up 13.65%, the Morningstar Large Cap Growth peer group was up 13.44% and the S&P 500® Index was up 18.00%.  Five years annualized, the Fund was up 1.82%, the Morningstar Large Cap Growth peer group was up 1.37% and the S&P 500® Index was up 1.28%.  Ten years annualized, the Fund was up 5.79%, the Morningstar Large Cap Growth peer group was up 5.78% and the S&P 500® Index was up 6.51%.  Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so than an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 800-385-7003 or visiting www.allegiancefund.com.

Over many years of investing, we have found that investing in out-of-favor sectors or companies have produced strong performance while often decreasing risk.

This past summer has been dominated by the political and economic news from the European Union and this continues to affect global markets.  Other significant influences on the markets include the U.S. Presidential election, concerns about the end-of-year so-called “fiscal cliff” and the potential slowing of China’s economy.  Of course, all these concerns were in full evidence when the global markets rallied this past summer. Still, it is a good time for caution when viewing a number of economic sectors, specifically, industrials and

American Trust Allegiance Fund

multinationals, which are facing broad repercussions from a potentially stronger U.S. dollar, slowing emerging markets including China and continuing concerns about Europe – particularly southern Europe.

Why is the Allegiance Fund focused on long-term growth opportunities?

America:  We are believers!  A list of ills besetting the U.S. economy is both familiar and troubling:  1) persistent high unemployment; 2) subpar economic growth; 3) continued deficits at all levels of government; and 4) a lack of confidence by both consumers and business.  But a look beneath the hood, so to speak, reveals a more upbeat outlook.  Specifically, developments in manufacturing, domestic energy, autos and housing all suggest that some encouragingly good things are happening.  These are very big segments of our economy – big enough, we believe, to perhaps pull the entire economy out of its current lethargy.

There is a quiet but powerful renaissance underway in U.S. manufacturing.  Technology, productivity and comparative wages are the drivers here.  Technological advances in communication, wireless technology, materials science and business analytics all put U.S. businesses at the forefront of trends that are fundamentally changing the way business is done in this country and globally.  We haven’t yet seen how all of this plays out, but 3-D printing, mass customization of products, cloud-computing and the like have huge transformative potential.  Off-shoring of manufacturing to places like China has been a decades-long trend.  But in the past year, rapidly rising wages in China and elsewhere, coupled with stagnant wages in the U.S. and far better productivity per U.S. worker, seems to have taken the wind out of this trend.  Evidence of this manufacturing renaissance:  the recovery of industrial production since its nadir in June 2009 handily outpaces the average of the last six postwar expansions; industrial production is up 4.4% year on year through July, well ahead of the overall economy; and more and more anecdotal evidence of “on-shoring” of manufacturing jobs (jobs coming home) suggests that this phenomenon is for real.

What’s happened to the American energy industry is a terrific example of why naysayers should never underestimate the U.S.  A relatively friendly regulatory regime, bountiful oil & gas deposits and engineering ingenuity have together allowed us to sharply reverse a three decade decline in production of both natural gas and oil.  Five years ago, a spate of terminals to receive liquefied natural gas from the Middle East and elsewhere were planned or under construction.  Today, the U.S. meets 94% of its natural gas needs from domestic production and plans are now underway to turn Liquefied Natural Gas (LNG) import facilities into export terminals.  A 30-year supply of natural gas a few years ago has now risen to over a 100-year supply, and counting.  Soaring oil production from shale and so-called tight sands deposits, in places like North

American Trust Allegiance Fund

Dakota, Pennsylvania and old dormant fields in Texas, could collectively reach 5 million barrels per day of production by 2020.  Such production was negligible five years ago.  There is even talk that we could forego overseas oil imports in the next decade or two.  We are skeptical about that, but for sure a big drop in import levels is happening.  Relatively cheap oil and gas also further fuels the manufacturing renaissance we described above – both in the form of cheaper energy and also as inexpensive feedstock for petrochemical plants.

The largest industry to have enjoyed a manufacturing renaissance is the auto industry.  We were early believers in an auto sector rebound… and are still believers that the industry should enjoy the wind at its back for the next few years.  From a pre-financial crisis run rate of 16 million vehicles, domestic auto sales dropped to just over 10 million in 2009.  By last year they had recovered to almost 13 million.  Cars on the road today have an average age of 11 years.  This is old by any measure (in fact, it is the oldest average fleet age on record) – meaning there is continued strong pent-up demand.  In addition to favorable demand, the domestic auto industry has retooled in just about every conceivable way – new models, new engines with hybrid and electric power sources, new balance sheets, new union contracts and new ways of doing business.  Overseas success has followed, and U.S. car companies are ascendant or on top in countries around the world.

Together with autos, the housing sector has now markedly improved and we can now say with some confidence that the market has bottomed, and is moving up.  New single-family home sales through July are up 17% over the last three months, and are up 26% from a year earlier.  Home prices are up nicely, at 9.4% from a year ago.  Partly this reflects a very low inventory of new homes for sale – just 142,000.  That is the lowest new home inventory since the data began to be collected – back in 1963!  Homebuilders are now starting to make good profits, their confidence has returned to early 2007 levels, and they are starting to rev up their activity.  We have some investments geared to a recovery in housing – we anticipate further investments in this sector.

This is the kind of atmosphere that has usually been conducive to stock growth and we will continue to look for opportunities in this improving economy.

Most importantly, we are grateful to you for your support of the American Trust Allegiance Fund and we hope that, in return, we can help you meet your financial goals.

Sincerely yours,

Paul H. Collins

American Trust Allegiance Fund

Past performance is not a guarantee of future results.

The Fund’s socially responsible policy could cause it to make or avoid investments that could result in the portfolio under-performing similar funds that do not have similar policies.  The Fund may invest in small- and medium-capitalization companies, which tend to have limited liquidity and greater price volatility than larger-capitalization companies.  The Fund invests in foreign securities, which are subject to the risks of currency fluctuation, political and economic stability and differences in accounting standards.  These risks are greater in emerging markets.  The Fund may make short sales of securities, which involve the risk that losses may exceed the original amount invested.

The S&P 500® Index is an unmanaged index commonly used to measure performance of U.S. stocks.  This index is not available for investment and does not incur charges or expenses.

The information provided herein represents the opinion of Paul H. Collins and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The information on page 2 illustrates the performance of a hypothetical $10,000 investment made in the Fund on its inception date of March 11, 1997.  It assumes the reinvestment of dividends and capital gains.  This information does not imply any future performance.

Each Morningstar average represents a universe of funds with similar investment objectives.

American Trust Allegiance Fund

EXPENSE EXAMPLE at August 31, 2012 (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/12 – 8/31/12).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.45% per the operating expenses limitation agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Trust Allegiance Fund

EXPENSE EXAMPLE at August 31, 2012 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	3/1/12	8/31/12	3/1/12 – 8/31/12*
Actual	$1,000.00	$984.70	$7.25
Hypothetical (5% return	$1,000.00	$1,017.90	$7.37
before expenses)

*
Expenses are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at August 31, 2012 (Unaudited)

Percentages represent market value as a percentage of total investments.

American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at August 31, 2012 (Unaudited)

Shares	COMMON STOCKS: 93.38%	Value
	Apparel Manufacturing: 2.93%
3,380	VF Corp.	$516,058
	Broadcasting (except Internet): 4.16%
21,870	Comcast Corp. - Class A	733,301
	Chemical Manufacturing: 6.49%
1,590	Colgate-Palmolive Co.	169,033
4,010	LyondellBasell Industries NV - Class A#	195,848
2,960	Praxair, Inc.	312,280
8,750	Tupperware Brands Corp.	467,950
		1,145,111
	Computer and Electronic
	Product Manufacturing: 15.20%
550	Apple, Inc.	365,882
24,400	EMC Corp.*	641,476
1,600	International Business Machines Corp.	311,760
39,010	NVIDIA Corp.*	547,310
8,150	Qualcomm, Inc.	500,899
10,750	Texas Instruments, Inc.	312,180
		2,679,507
	Conglomerates: 3.71%
16,110	Loews Corp.	654,872
	Credit Intermediation and
	Related Activities: 0.88%
3,750	State Street Corp.	156,000
	Data Processing, Hosting,
	and Related Services: 2.14%
11,950	Oracle Corp.	378,218
	Electrical Equipment Manufacturing: 2.99%
14,990	TE Connectivity Ltd.#	527,198
	Food Manufacturing: 4.09%
12,260	General Mills, Inc.	482,186
22,211	Gruma, S.A.B. de C.V. - ADR*	238,990
		721,176
	Insurance Carriers and
	Related Activities: 3.75%
7,850	Berkshire Hathaway, Inc. - Class B*	662,069
	Leather and Allied
	Product Manufacturing: 0.80%
1,450	Nike, Inc. - Class B	141,172

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at August 31, 2012 (Unaudited), Continued

Shares		Value
	Machinery Manufacturing: 1.73%
3,140	Cummins, Inc.	$304,925
	Merchant Wholesalers, Durable Goods: 3.99%
16,430	Owens Corning, Inc.*	548,105
7,570	Swatch Group AG - ADR	154,958
		703,063
	Mining (except Oil and Gas): 7.75%
19,320	Freeport-McMoRan Copper & Gold, Inc.	697,645
13,200	Newmont Mining Corp.	668,976
		1,366,621
	Oil and Gas Extraction: 6.18%
7,590	Apache Corp.	650,843
17,940	Pacific Rubiales Energy Corp.#	438,604
		1,089,447
	Other Information Services: 2.02%
520	Google, Inc. - Class A*	356,247
	Petroleum and Coal
	Products Manufacturing: 3.80%
7,670	Exxon Mobil Corp.	669,591
	Professional, Scientific &
	Technical Services: 0.91%
6,490	The Babcock & Wilcox Co.*	160,108
	Publishing Industries: 2.60%
9,830	Adobe Systems, Inc.*	307,384
4,870	Autodesk, Inc.*	151,214
		458,598
	Real Estate: 3.34%
3,170	Alexander & Baldwin, Inc.*	93,896
28,606	CBRE Group, Inc.*	495,170
		589,066
	Securities, Commodity Contracts,
	and Other Finance: 3.83%
5,760	Franklin Resources, Inc.	676,224
	Support Activities for Mining: 1.93%
4,700	Schlumberger Ltd.#	340,186

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at August 31, 2012 (Unaudited), Continued

Shares		Value
	Telecommunications: 2.88%
7,210	American Tower Corp.	$507,584
	Transportation Equipment
	Manufacturing: 4.87%
10,670	Embraer S. A. - ADR	287,557
61,110	Ford Motor Co.	570,767
		858,324
	Water Transportation: 0.41%
3,170	Matson, Inc.	71,927
	TOTAL COMMON STOCKS
	(Cost $14,815,325)	16,466,593

	PREFERRED STOCKS: 0.98%
	Nonstore Retailers: 0.98%
7,890	Ultrapar Participacoes S.A. - ADR	172,633
	TOTAL PREFERRED STOCKS
	(Cost $134,283)	172,633

	SHORT-TERM INVESTMENTS: 5.48%
841,489	Fidelity Institutional Money Market
	Government Portfolio - Class I, 0.01%†	841,489
3,164	Reserve Primary Fund - Class 5+‡	—
124,427	Treasury Portfolio - Institutional Class, 0.02%†	124,427
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $969,080)	965,916
	Total Investments in Securities
	(Cost $15,918,688): 99.84%	17,605,142
	Other Assets in Excess of Liabilities: 0.16%	27,877
	Net Assets: 100.00%	$17,633,019

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
+	Valued at a fair value in accordance with procedures established by the Fund’s Board of Trustees.
‡
Illiquid security.  As of August 31, 2012, the security had a value of $0 (0.0% of net assets).  The security was acquired between September 16, 2008 and October 22, 2008, and has a cost basis of $3,164.

†	Rate shown is the 7-day yield as of August 31, 2012.
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

STATEMENT OF ASSETS AND LIABILITIES at August 31, 2012 (Unaudited)

ASSETS
Investments in securities, at value (cost $15,918,688)	$17,605,142
Receivables:
Fund shares sold	44,809
Dividends and interest	19,473
Prepaid expenses	12,214
Total assets	17,681,638

LIABILITIES
Payables:
Due to advisor	6,746
Administration fees	5,851
Audit fees	8,519
Transfer agent fees and expenses	8,415
Fund accounting fees	4,498
Legal fees	4,582
Custody fees	592
Shareholder reporting	6,237
Chief Compliance Officer fee	1,195
Accrued other expenses	1,984
Total liabilities	48,619

NET ASSETS	$17,633,019
Net asset value, offering and redemption price
per share [$17,633,019 / 830,842 shares
outstanding; unlimited number of shares
(par value $0.01) authorized]	$21.22

COMPONENTS OF NET ASSETS
Paid-in capital	$17,553,100
Undistributed net investment income	9,241
Accumulated net realized loss on investments	(1,615,776)
Net unrealized appreciation on investments	1,686,454
Net assets	$17,633,019

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

STATEMENT OF OPERATIONS
For the Six Months Ended August 31, 2012 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld of $2,948)	$116,825
Interest	40
Total income	116,865

Expenses
Advisory fees (Note 4)	82,572
Transfer agent fees and expenses (Note 4)	22,358
Administration fees (Note 4)	17,383
Fund accounting fees (Note 4)	13,106
Audit fees	8,519
Registration fees	7,316
Legal fees	4,154
Reports to shareholders	3,898
Chief Compliance Officer fee (Note 4)	3,529
Trustee fees	2,863
Custody fees (Note 4)	1,911
Miscellaneous expense	1,665
Insurance expense	1,400
Total expenses	170,674
Less: advisory fee waiver (Note 4)	(44,643)
Net expenses	126,031
Net investment loss	(9,166)

REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	853,266
Net change in unrealized depreciation
on investments	(1,110,334)
Net realized and unrealized loss on investments	(257,068)
Net decrease in net assets
resulting from operations	$(266,234)

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2012	Year Ended
	(Unaudited)	February 29, 2012
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income/(loss)	$(9,166)	$33,380
Net realized gain on investments	853,266	878,450
Net change in unrealized depreciation
on investments	(1,110,334)	(76,390)
Net increase/(decrease) in net
assets resulting from operations	(266,234)	835,440
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(24,135)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets
derived from net change
in outstanding shares (a)	145,443	(602,849)
Total increase/(decrease)
in net assets	(120,791)	208,456
NET ASSETS
Beginning of period	17,753,810	17,545,354
End of period	$17,633,019	$17,753,810
Includes undistributed net
investment income of	$9,241	$18,407

(a)	A summary of share transactions is as follows:

	Six Months Ended
	August 31, 2012		Year Ended
	(Unaudited)		February 29, 2012
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	53,265	$1,107,572	117,000	$2,341,349
Shares issued in
reinvestment of
distributions	—	—	1,046	19,418
Shares redeemed	(46,390)	(962,129)	(151,274)	(2,963,616)
Net increase/
(decrease)	6,875	$145,443	(33,228)	$(602,849)

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

	Six Months
	Ended
	8/31/12		Year Ended
	(Unaudited)		2/29/12	2/28/11	2/28/10	2/28/09	2/29/08
Net asset value,
beginning of period	$21.55		$20.47	$16.90	$11.08	$18.97	$18.62
Income from
investment operations:
Net investment
income/(loss)	(0.01)		0.04	0.04	0.03	0.06	0.14
Net realized and
unrealized gain/(loss)
on investments	(0.32)		1.07	3.55	5.85	(7.80)	0.23
Total from investment
operations	(0.33)		1.11	3.59	5.88	(7.74)	0.37
Less distributions:
From net
investment income	—		(0.03)	(0.02)	(0.06)	(0.15)	(0.02)
Total distributions	—		(0.03)	(0.02)	(0.06)	(0.15)	(0.02)
Net asset value,
end of period	$21.22		$21.55	$20.47	$16.90	$11.08	$18.97
Total return	-1.53	%‡	5.44%	21.25%	53.07%	-40.90%	1.97%
Ratios/supplemental data:
Net assets, end of
period (thousands)	$17,633		$17,754	$17,545	$15,129	$11,124	$20,532
Ratio of expenses to
average net assets:
Before expense
waiver	1.97	%†	2.04%	2.13%	2.27%	2.03%	1.87%
After expense
waiver	1.45	%†	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of net investment
income/(loss) to average
net assets:
Before expense
waiver	(0.62	)%†	(0.39)%	(0.44)%	(0.69)%	(0.30)%	0.27%
After expense
waiver	(0.10	)%†	0.20%	0.24%	0.13%	0.28%	0.69%
Portfolio turnover rate	27.81	%‡	48.59%	76.63%	79.51%	36.55%	59.19%

†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS at August 31, 2012 (Unaudited)

NOTE 1 – ORGANIZATION

The American Trust Allegiance Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The investment objective of the Fund is to seek capital appreciation.  The Fund began operations on March 11, 1997.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009 – 2011, or expected to be taken in the Fund’s 2012 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of first in, first out.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS at August 31, 2012 (Unaudited), Continued

The Fund distributes substantially all net investment income, if any, and net realized gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
REITs:  The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

G.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of August 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS at August 31, 2012 (Unaudited), Continued

fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  The Fund’s investments are carried at fair value. Equity securities, including common stocks and preferred stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities:  Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS at August 31, 2012 (Unaudited), Continued

Securities for which market quotations are not readily available or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees (“Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

Illiquid Securities:  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  At August 31, 2012, the Fund had investments in illiquid securities with a total value of $0 or 0.0% of net assets.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of August 31, 2012:

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS at August 31, 2012 (Unaudited), Continued

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$1,494,293	$—	$—	$1,494,293
Information	2,433,948	—	—	2,433,948
Manufacturing	8,465,726	—	—	8,465,726
Mining	2,796,254	—	—	2,796,254
Professional, Scientific,
and Technical Services	160,108	—	—	160,108
Real Estate and
Rental and Leasing	589,066	—	—	589,066
Wholesale Trade	527,198	—	—	527,198
Total Common Stocks	16,466,593	—	—	16,466,593
Preferred Stocks
Utilities	172,633	—	—	172,633
Total Preferred Stocks	172,633	—	—	172,633
Short-Term Investments	965,916	—	—	965,916
Total Investments
in Securities	$17,605,142	$—	$—	$17,605,142

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks and preferred stocks by industry classification. Transfers between levels are recognized at August 31, 2012, the end of the reporting period. The Fund recognized no significant transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the six months ended August 31, 2012.

New Accounting Pronouncement:  In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS at August 31, 2012 (Unaudited), Continued

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended August 31, 2012, American Trust Investment Advisors, LLC (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.95% based upon the average daily net assets of the Fund. For the six months ended August 31, 2012, the Fund incurred $82,572 in advisory fees.

The Fund is responsible for its own operating expenses.  The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.45% of average daily net assets.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended August 31, 2012, the Advisor reduced its fees in the amount of $44,643; no amounts were reimbursed to the Advisor.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $362,796 at August 31, 2012.  Cumulative expenses subject to recapture expire as follows:

Year	Amount
2013	$111,006
2014	106,398
2015	100,749
2016	44,643
$362,796

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund;

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS at August 31, 2012 (Unaudited), Continued

prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

For the six months ended August 31, 2012, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

Administration	$17,383
Fund Accounting	13,106
Transfer Agency (a)	12,184
Custody	1,911
Chief Compliance Officer	3,529

(a)	Does not include out-of-pocket expenses

At August 31, 2012, the Fund had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Fund Administration	$5,851
Fund Accounting	4,498
Transfer Agency (a)	4,107
Chief Compliance Officer	1,195
Custody	592

(a)	Does not include out-of-pocket expenses

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also employees of the Administrator.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended August 31, 2012, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $4,627,122 and $5,029,934, respectively.

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS at August 31, 2012 (Unaudited), Continued

NOTE 6 – LINE OF CREDIT

The Fund has a credit line in the amount of $575,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  During the six months ended August 31, 2012, the Fund did not draw upon the line of credit.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sales.

The tax character of distributions paid during the six months ended August 31, 2012 and the year ended February 29, 2012 were as follows:

	August 31, 2012	February 29, 2012
Ordinary income	$—	$24,135

Ordinary income distributions may include dividends paid from short-term capital gains.

As of February 29, 2012, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$14,989,779
Gross tax unrealized appreciation	3,187,990
Gross tax unrealized depreciation	(394,492)
Net tax unrealized appreciation	2,793,498
Undistributed ordinary income	18,407
Undistributed long-term capital gain	—
Total distributable earnings	18,407
Other accumulated gains/(losses)	(2,465,752)
Total accumulated earnings/(losses)	$346,153

(a)	The cost for federal income tax purposes differs from the cost for financial statement purposes due to wash sales.

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS at August 31, 2012 (Unaudited), Continued

At February 29, 2012, the Fund had a capital loss carryforward of $2,352,028 which expires as follows:

Year	Amount
2017	$475,036
2018	1,876,992
$2,352,028

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, preenactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that postenactment net capital losses be used before pre-enactment net capital losses.

At February 29, 2012, the Fund deferred, on a tax basis, post-October losses of $113,724.

American Trust Allegiance Fund

NOTICE TO SHAREHOLDERS at August 31, 2012 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-385-7003 or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2012

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-385-7003.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-800-385-7003.

HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-385-7003 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Advisor
American Trust Investment Advisors, LLC
One Court Street
Lebanon, NH  03766
(603) 448-6415

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 385-7003

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 1-800-385-7003.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
            Douglas G. Hess, President

Date 11/7/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
  Douglas G. Hess, President

Date 11/7/12

By (Signature and Title)* /s/ Cheryl L. King
 Cheryl L. King, Treasurer

Date 11/7/12

* Print the name and title of each signing officer under his or her signature